Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivative Assets (Liabilities), at Fair Value, Net	$ 15,564	$ 14,071
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward and FX Option, Zero Cost Collar [Member]
Derivative Assets (Liabilities), at Fair Value, Net	(154)	503
Fair Value, Inputs, Level 2 [Member] | Note 10.B [Member]
Debt Instrument, Fair Value Disclosure	167,803	174,769
Fair Value, Inputs, Level 2 [Member] | Note 10.A.2 [Member]
Debt Instrument, Fair Value Disclosure	0	91,174
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Debt Instrument, Fair Value Disclosure	$ 28,584	$ 31,884